Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Income, Net
Finance income	€ 1,911	€ 1,429	€ 857
thereof gains from disposals and fair value adjustments of equity securities	1,389	778	381
thereof interest income	428	631	486
thereof miscellaneous income	93	20
thereof miscellaneous income (negative)			(10)
thereof interest income from financial assets at amortized cost	199	343
Finance costs	(1,377)	(1,031)	(1,313)
thereof losses from disposals and fair value adjustments of equity securities	(625)	(316)	(525)
thereof interest expense	(492)	(545)	(639)
thereof fee expense	(96)	(97)	(97)
thereof miscellaneous expense	(163)	(73)	(51)
thereof interest expense from financial liabilities at amortized cost	(141)	(130)
thereof interest expense from financial liabilities at fair value through profit or loss	(10)	(13)
Financial income, net	€ 534	€ 398	€ (456)